Financial Instruments by Category	12 Months Ended
Jun. 30, 2021
14. Financial instruments by category

14. Financial instruments by category

The note shows the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

Financial assets and financial liabilities as of June 30, 2021 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
June 30, 2021		Level 1
Assets as per Statements of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,878	-	12,878	2,749	15,627
Investments in financial assets:
- Public companies’ securities	-	326	326	-	326
- Mutual funds	10	20	30	-	30
- Bonds	-	7,759	7,759	-	7,759
Cash and cash equivalents:
- Cash at banks and on hand	500	-	500	-	500
- Short- term investments	-	293	293	-	293
Total	13,388	8,398	21,786	2,749	24,535

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	1,866	-	1,866	3,431	5,297
Derivative financial instruments
- Swaps of interest rate (ii)	-	58	58	-	58
Borrowings (Note 19)	42,922	-	42,922	-	42,922
Total	44,788	58	44,846	3,431	48,277

Financial assets and financial liabilities as of June 30, 2020 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
June 30, 2020		Level 1	Level 2
Assets as per Statements of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,090	-	-	12,090	2,317	14,407
Investments in financial assets:
- Public companies’ securities	-	316	-	316	-	316
- Mutual funds	-	93	1,216	1,309	-	1,309
- Bonds	-	7,790	-	7,790	-	7,790
Derivative financial instruments
- Foreign-currency future contracts	-	-	10	10	-	10
Cash and cash equivalents:
- Cash at banks and on hand	4,180	-	-	4,180	-	4,180
- Short- term investments	96	2,673	-	2,769	-	2,769
Total	16,366	10,872	1,226	28,464	2,317	30,781

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	1,809	-	1,809	5,400	7,209
Derivative financial instruments
- Foreign-currency future contracts	-	32	32	-	32
- Swaps of interest rate (ii)	-	143	143	-	143
Borrowings (Note 19)	58,697	-	58,697	-	58,697
Total	60,506	175	60,681	5,400	66,081

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
(ii)

The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panamerican Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 19).

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.21			06.30.20
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	13,769	(891)	12,878	12,747	(657)	12,090
Financial liabilities
Trade and other payables	(2,757)	891	(1,866)	(2,466)	657	(1,809)

Results of derivative financial instruments are included in “Financial results, net” (Note 28) and “Other operating results, net” (Note 27) in the Consolidated Statements of  Income and Other Comprehensive Income and can be assigned to the following categories:

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2021
Interest income	790	-	790
Interest expense	(4,850)	-	(4,850)
Interest expense of lease liabilities	(97)	-	(97)
Foreign exchange, net	3,451	-	3,451
Other finance costs	(523)	-	(523)
Loss from repurchase of non-convertible notes	(61)	-	(61)
Fair value gains of financial assets through profit or loss	-	4,467	4,467
Interest generated by operating credits	99	-	99
Loss from derivative financial instruments	-	(416)	(416)
Net loss/ (income)	(1,191)	4,051	2,860

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2020
Interest income	1,155	-	1,155
Interest expense	(4,832)	-	(4,832)
Interest expense of lease liabilities	(81)	-	(81)
Foreign exchange, net	(7,011)	-	(7,011)
Other finance costs	(334)	-	(334)
Gain from repurchase of non-convertible notes	139	-	139
Fair value gains of financial assets through profit or loss	-	186	186
Interest generated by operating credits	244	-	244
Loss from derivative financial instruments	-	(266)	(266)
Net loss	(10,720)	(80)	(10,800)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	177	-	177
Interest expense	(4,398)	-	(4,398)
Foreign exchange, net	127	-	127
Other finance costs	(396)	-	(396)
Gain from repurchase of non-convertible notes	10	-	10
Fair value gains of financial assets through profit or loss	-	1,554	1,554
Interest generated by operating credits	354	-	354
Gain from derivative financial instruments	-	836	836
Net loss/ (income)	(4,126)	2,390	(1,736)

Determination of fair values

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the date of the statements of financial position. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available.

The financial instruments the Group has allocated to this level mainly comprise equity investments, mutual funds, bonds and non-convertible notes for which quoted prices in active markets are available. In the case of equity shares, the Group allocates them to this level when either a stock market price is available or prices are provided by a price quotation on the basis of actual market transactions.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. The financial instruments the Group has allocated to this level comprise foreign-currency forward contracts and swaps of interest rate.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group’s assumptions regarding the factors which any market player would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group uses the best available information, including internal data.

When no quoted prices in an active market are available, fair values are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table:

Description	Pricing model	Parameters	Fair value hierarchy
Foreign-currency contracts	Present value method -	Underlying asset price (Money market curve); Interest curve	Level 2
	Theoretical price	Foreign exchange curve

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2

Investments in financial assets	NAV - Theoretical price	Value is determined based on the company’s shares in equity funds based on its Financial Statements, which are based on fair value, or evaluations of its investment.	Level 1